Components of Oil and Gas Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Gas and Oil Acreage [Line Items]
Oil and gas interests	$ 16,632	$ 18,388
Less: accumulated depletion	(12,015)	(11,352)
impairment charge	(224)	(1,638)
disposal of assets	$ (4,393)
Oil and gas interests, net		$ 5,398